UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-178057
Pre-Effective Amendment No.□
Post-Effective Amendment No. 4☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-21099
Amendment No. 51☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 2, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on August 2, 2013, pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 2, 2013
to the following prospectus(es):
Waddell & Reed Advisors Select Preferred AnnuitySM 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after _______, 2013, Contract Owners who have elected the 7% Nationwide Lifetime Income Rider may elect a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide Lifetime Income Rider. As a result, the following changes apply to the prospectus:
(1)	The definition of "Current Income Benefit Base" in the "Glossary of Special Terms" is deleted in its entirety and replaced with the following:
Current Income Benefit Base- For purposes of the 7% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
(2)	The following terms are added to the "Glossary of Special Terms":
Adjusted Roll-up Income Benefit Base- The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Non-Lifetime Withdrawal- For purposes of the 7% Nationwide Lifetime Income Rider, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
(3)	The first paragraph of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section of the "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
(4)	The "Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal" subsection of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section is deleted in its entirety and replaced with the following:
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after _______, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or

(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
(5)	The following new subsection is added to the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section:
Non-Lifetime Withdrawal
For contracts issued on or after ______, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.

Incorporation by Reference
The prospectus that was effective May 1, 2013, previously filed with the Commission under SEC file No. 333-178057, is hereby incorporated by reference and made a part of this registration statement.

Waddell & Reed Advisors Select Preferred AnnuitySM 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-12
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-12 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.002457	23.527557	17.62%	3,473
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.751574	15.166487	10.29%	347
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.629178	13.185057	4.40%	9,490
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	14.169774	16.586714	17.06%	6,551
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.521128	13.986410	11.70%	212
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.981767	10.987757	0.05%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.856361	10.351532	5.02%	1,903
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.562453	12.632368	0.56%	863
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.353242	13.746121	11.28%	2,779
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.972247	18.702732	17.10%	3,141
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.742283	14.252322	11.85%	1,570
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	13.129657	15.297916	16.51%	859
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.126160	10.331195	2.02%	1,357

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.149794	14.515368	10.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.678162	17.572163	12.08%	2,376
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.480721	10.346173	-1.28%	12,596
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.893843	10.954759	10.72%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.543165	11.128973	5.56%	87,540
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	10.117339	10.937228	8.10%	1,382,896
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.230615	11.189361	9.37%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.472762	11.205680	7.00%	376,093
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.583961	16.944182	16.18%	271
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.576452	19.652033	26.17%	1,684
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.387438	12.857443	3.79%	924
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.091144	14.157224	17.09%	798
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	11.288787	13.245347	17.33%	769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.299681	9.494259	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.453829	13.445256	7.96%	72,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.080661	14.491720	10.79%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.789486	11.200039	3.81%	3,198
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.646722	10.550443	9.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.909817	10.003762	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.344518	11.030580	6.63%	6,284

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.923292	23.422542	17.56%	478
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.697112	15.098744	10.23%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.579154	13.126160	4.35%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	14.113674	16.512666	17.00%	258
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.471539	13.923955	11.65%	445
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.950257	10.950671	0.00%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.853047	10.342796	4.97%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.520623	12.583906	0.51%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.304342	13.684755	11.22%	526
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.909003	18.619225	17.04%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.691839	14.188690	11.79%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	13.077651	15.229593	16.46%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.122762	10.322486	1.97%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.097715	14.450535	10.33%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.625954	17.504752	12.02%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.438344	10.299107	-1.33%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.874635	10.927935	10.67%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.522677	11.101706	5.50%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	10.097707	10.910468	8.05%	106,126
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.210737	11.161948	9.32%	17,918
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.452432	11.178249	6.94%	7,111
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.529223	16.872012	16.12%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.514774	19.564276	26.10%	517
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.338361	12.800001	3.74%	321
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	12.043252	14.093984	17.03%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	11.244061	13.186182	17.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.280089	9.467040	14.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.437013	13.420290	7.91%	12,126
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.063036	14.464860	10.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.763994	11.167896	3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.623931	10.520162	9.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.888750	9.975037	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.320064	10.998914	6.58%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.844318	23.317854	17.50%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.642855	15.031294	10.18%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.529343	13.067552	4.30%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	14.057762	16.438892	16.94%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.422117	13.861733	11.59%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.918797	10.913655	-0.05%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.849740	10.334073	4.92%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.478898	12.535592	0.45%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.255566	13.623583	11.16%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.846009	18.536068	16.98%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.641535	14.125283	11.74%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	13.025824	15.161535	16.40%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.119360	10.313766	1.92%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	13.045821	14.385983	10.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.573917	17.437595	11.97%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.396105	10.252220	-1.38%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.855471	10.901188	10.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.502260	11.074540	5.45%	9,764
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	10.078101	10.883752	7.99%	26,062
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.190924	11.134620	9.26%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.432129	11.150865	6.89%	15,767
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.474764	16.800233	16.07%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.453305	19.476867	26.04%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.289453	12.742790	3.69%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.995535	14.031015	16.97%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	11.199499	13.127247	17.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.260516	9.439861	14.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.420224	13.395360	7.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.045391	14.437980	10.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.738568	11.135853	3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.601196	10.489983	9.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.867759	9.946428	12.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.295704	10.967378	6.52%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.765712	23.213678	17.44%	4,839
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.588783	14.964110	10.12%	7,167
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.479705	13.009148	4.24%	2,281
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	14.002024	16.365389	16.88%	3,526
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.372862	13.799741	11.53%	5,616
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.887452	10.876792	-0.10%	709
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.846420	10.325349	4.86%	5,838
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.437288	12.487431	0.40%	2,154
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.207000	13.562707	11.11%	5,331
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.783198	18.453221	16.92%	2,787
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.591407	14.062116	11.68%	4,851
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.974216	15.093792	16.34%	2,566
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.115957	10.305056	1.87%	3,112
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.994061	14.321613	10.22%	1,666
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.522004	17.370636	11.91%	1,702
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.354028	10.205538	-1.43%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.836313	10.874464	10.55%	618

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.481855	11.047406	5.40%	9,710
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	10.058519	10.857079	7.94%	244,659
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.171115	11.107335	9.20%	14,841
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.411866	11.123547	6.84%	38,299
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.420424	16.728664	16.01%	3,407
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.392064	19.389836	25.97%	4,589
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.240720	12.685802	3.64%	1,362
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.947943	13.968239	16.91%	556
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	11.155112	13.068579	17.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.240986	9.412764	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.403452	13.370475	7.80%	6,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.027788	14.411161	10.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.713198	11.103894	3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.578494	10.459857	9.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.846802	9.917883	12.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.271345	10.935865	6.47%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.609258	23.006518	17.32%	4,404
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.481162	14.830504	10.01%	4,036
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.380937	12.893064	4.14%	1,722
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.891147	16.219284	16.76%	18,414
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.274887	13.676551	11.42%	2,150
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.824965	10.803363	-0.20%	1,830
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.839798	10.307905	4.76%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.354431	12.391620	0.30%	1,213
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.110323	13.441612	10.99%	19,573
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.658270	18.288539	16.80%	1,395
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.491691	13.936569	11.57%	13,694
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.871437	14.958996	16.22%	2,908
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.109149	10.287642	1.77%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.891142	14.193732	10.10%	3,585
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.418643	17.237411	11.80%	7,168
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.270293	10.112701	-1.53%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.798091	10.821184	10.44%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.441137	10.993295	5.29%	5,150
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	10.019447	10.803901	7.83%	26,198
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.131608	11.052945	9.09%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.371427	11.069075	6.73%	12,233
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.312311	16.586365	15.89%	3,223
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.270105	19.216639	25.84%	4,362
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.143784	12.572544	3.53%	2,747
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.853305	13.843507	16.79%	139
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	11.066744	12.951866	17.03%	387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.202013	9.358717	14.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.369957	13.320802	7.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.992591	14.357616	10.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.662562	11.040180	3.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.533233	10.399843	9.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.804956	9.860931	11.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.222821	10.873134	6.36%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.531415	22.903534	17.27%	4,779
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.427649	14.764116	9.95%	37,399
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.331752	12.835306	4.08%	7,488
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.836018	16.146696	16.70%	3,149
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.226153	13.615323	11.36%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.793830	10.766806	-0.25%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.836485	10.299194	4.70%	394
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.313161	12.343940	0.25%	2,123
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.062239	13.381432	10.94%	11,925
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.596106	18.206672	16.74%	6,821
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.442095	13.874174	11.51%	2,738
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.820352	14.892044	16.16%	1,035
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.105751	10.278953	1.71%	6,761
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.839942	14.130153	10.05%	3,666
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.367136	17.171084	11.74%	4,040
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.228653	10.066567	-1.58%	13,302
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.779013	10.794620	10.39%	16,002

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.420839	10.966338	5.23%	4,688
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.999933	10.777381	7.77%	36,827
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.111881	11.025807	9.04%	41,145
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.351253	11.041923	6.67%	4,684
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.258505	16.515598	15.83%	3,719
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.209494	19.130627	25.78%	1,791
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.095532	12.516210	3.48%	2,668
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.806236	13.781516	16.73%	298
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	11.022812	12.893890	16.97%	486
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.182579	9.331788	14.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.637332	11.008438	3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.510664	10.369950	9.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.784124	9.832588	11.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.198611	10.841858	6.31%	3,706

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.453883	22.800991	17.21%	1,127
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.374323	14.697983	9.90%	680
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.282805	12.777845	4.03%	1,539
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.781031	16.074339	16.64%	437
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.177591	13.554327	11.31%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.762772	10.730355	-0.30%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.833166	10.290468	4.65%	966
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.272020	12.296424	0.20%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	12.014313	13.321463	10.88%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.534200	18.125170	16.68%	552
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.392652	13.812003	11.45%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.769396	14.825306	16.10%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.102344	10.270259	1.66%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.788908	14.066820	9.99%	216
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.315844	17.105044	11.68%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.187163	10.020625	-1.63%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.759976	10.768128	10.33%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.400542	10.939403	5.18%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.980466	10.750923	7.72%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.092203	10.998746	8.98%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.331088	11.014795	6.62%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.204912	16.445147	15.77%	620
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.149078	19.044929	25.72%	266
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	12.047479	12.460132	3.43%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.759326	13.719767	16.67%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.979032	12.836129	16.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.163180	9.304922	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.612139	10.976776	3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.488123	10.340095	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.763311	9.804304	11.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.174457	10.810677	6.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.376587	22.698821	17.15%	22,596
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.321175	14.632120	9.84%	7,606
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.233999	12.720584	3.98%	13,749
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.726265	16.002304	16.58%	26,094
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.129156	13.493546	11.25%	352
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.731773	10.693989	-0.35%	419
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.829856	10.281762	4.60%	3,003
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.230970	12.249033	0.15%	11,215
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	11.966540	13.261732	10.82%	6,439
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.472469	18.043936	16.62%	23,550
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.343398	13.750092	11.40%	5,579
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.718636	14.758854	16.04%	4,570
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.098934	10.261549	1.61%	5,889
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.738057	14.003756	9.94%	632
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.264667	17.039202	11.63%	3,108
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.145819	9.974874	-1.68%	149
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.740965	10.741678	10.27%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.380307	10.912553	5.13%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.961053	10.724538	7.66%	9,714
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.072539	10.971718	8.93%	7,661
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.310988	10.987757	6.56%	16,546
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.151433	16.374889	15.71%	3,831
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	15.088867	18.959566	25.65%	13,805
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.999573	12.404255	3.37%	5,570
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.712577	13.658275	16.61%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.935386	12.778589	16.86%	2,504
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.143812	9.278124	13.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.319785	13.246513	7.52%	1,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.939906	14.277565	10.34%	1,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.586969	10.945165	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.465635	10.310334	8.92%	1,012
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.742529	9.776066	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.150334	10.779550	6.20%	962

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.222816	22.495737	17.03%	8,030
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.215443	14.501183	9.73%	2,193
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.136901	12.606768	3.87%	7,557
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.617307	15.859090	16.46%	9,689
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	12.032871	13.372775	11.14%	3,940
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.670000	10.621590	-0.45%	7,007
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.823217	10.264333	4.49%	5,520
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.149259	12.154801	0.05%	6,484
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	11.871578	13.143081	10.71%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.349668	17.882485	16.50%	4,957
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.245392	13.627005	11.28%	739
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.617690	14.626794	15.92%	1,435
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.092123	10.244175	1.51%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.636899	13.878378	9.82%	1,451
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.162773	16.908213	11.51%	295
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	10.063570	9.883913	-1.79%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.703020	10.688925	10.16%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.339872	10.858961	5.02%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.922244	10.671866	7.55%	3,508
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	10.033309	10.917838	8.82%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.270811	10.933791	6.45%	10,542
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	14.045059	16.235231	15.59%	1,314
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	14.969078	18.789875	25.52%	2,848
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.904282	12.293193	3.27%	4,416
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.619568	13.535998	16.49%	2,348
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.848533	12.664179	16.74%	1,622
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.105218	9.224742	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	3,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.536836	10.882226	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.420763	10.250989	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.701080	9.719804	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.102245	10.717541	6.09%	1,422

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	19.070120	22.294267	16.91%	2,443
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.110445	14.371295	9.62%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	12.040485	12.493839	3.77%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.509086	15.717003	16.34%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	11.937264	13.252986	11.02%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.608544	10.549636	-0.56%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.816587	10.246938	4.38%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.068050	12.061214	-0.06%	2,456
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	11.777201	13.025300	10.60%	1,330
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.227755	17.722368	16.38%	3,982
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.148058	13.504900	11.17%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.517393	14.495708	15.80%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.085315	10.226812	1.40%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.536429	13.753981	9.71%	2,699
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.061395	16.778015	11.40%	3,184
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	9.981900	9.793689	-1.89%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.665186	10.636378	10.05%	2,743

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.299577	10.805607	4.91%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.883573	10.619416	7.45%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	9.994186	10.864175	8.70%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.230796	10.880075	6.35%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.939367	16.096618	15.48%	2,329
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	14.850107	18.621533	25.40%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.809646	12.183026	3.16%	4,005
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.527177	13.414672	16.37%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.762309	12.550697	16.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.066766	9.171607	13.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.253111	13.147941	7.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.869880	14.171338	10.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.486853	10.819547	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.376088	10.191969	8.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.659796	9.663808	11.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.054350	10.655842	5.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.994162	22.194124	16.85%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	13.058173	14.306669	9.56%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	11.992524	12.437728	3.71%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.455276	15.646407	16.28%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	11.889700	13.193439	10.97%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.577926	10.513806	-0.61%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.813265	10.238237	4.33%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	12.027603	12.014652	-0.11%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	11.730286	12.966784	10.54%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.167126	17.642774	16.32%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.099654	13.444219	11.11%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.467498	14.430550	15.75%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.081901	10.218116	1.35%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.486455	13.692150	9.66%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.010965	16.713295	11.34%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	9.941285	9.748861	-1.94%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.646314	10.610184	9.99%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.279456	10.778993	4.86%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.864274	10.593273	7.39%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	9.974668	10.837423	8.65%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.210796	10.853245	6.29%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.886771	16.027693	15.42%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	14.790932	18.537850	25.33%	546
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.762586	12.128271	3.11%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.481233	13.354372	16.31%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.719401	12.494276	16.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.047596	9.145135	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.461923	10.788312	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.353805	10.162555	8.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.639245	9.635953	11.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	10.030447	10.625068	5.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.843042	21.995051	16.73%	2,535
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	12.954267	14.178322	9.45%	3,751
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	11.897106	12.326150	3.61%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.348183	15.506008	16.17%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	11.795065	13.075050	10.85%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.516905	10.442466	-0.71%	1,023
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.806641	10.220863	4.22%	693
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	11.947054	11.921974	-0.21%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	11.636899	12.850399	10.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	15.046434	17.484499	16.20%	5,172
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	12.003344	13.323575	11.00%	2,776
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.368269	14.301068	15.63%	2,558
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.075078	10.200763	1.25%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.387058	13.569268	9.54%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	14.910481	16.584441	11.23%	1,097
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	9.860495	9.659748	-2.04%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.608647	10.557948	9.88%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.239343	10.725952	4.75%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.825757	10.541116	7.28%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	9.935712	10.784056	8.54%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.170949	10.799857	6.18%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.782165	15.890708	15.30%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	14.673191	18.371491	25.20%	992
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.668937	12.019405	3.00%	1,430
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.389840	13.234520	16.20%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.634100	12.382182	16.44%	1,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.009338	9.092355	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.412271	10.726129	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.309357	10.103924	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.598172	9.580336	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.982804	10.563793	5.82%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	18.767874	21.896095	16.67%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2012	12.902578	14.114532	9.39%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2012	11.849640	12.270689	3.55%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2012	13.294895	15.436208	16.11%	0
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2012	11.747959	13.016172	10.80%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2012	10.486508	10.406958	-0.76%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2012	9.803318	10.212167	4.17%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2012	11.906926	11.875846	-0.26%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2012	11.590461	12.792567	10.37%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	14.986419	17.405849	16.14%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2012	11.955422	13.263583	10.94%	0
Ivy Funds Variable Insurance Portfolios - International Growth - Q/NQ
2012	12.318918	14.236730	15.57%	0
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2012	10.071673	10.192106	1.20%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2012	12.337618	13.508193	9.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	14.860444	16.520331	11.17%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2012	9.820318	9.615461	-2.09%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive - Q/NQ
2012	9.589851	10.531917	9.82%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative - Q/NQ
2012	10.219295	10.699473	4.70%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Q/NQ
2012	9.806532	10.515115	7.23%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Q/NQ
2012	9.916287	10.757461	8.48%	0
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Q/NQ
2012	10.151053	10.773209	6.13%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2012	13.730088	15.822571	15.24%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2012	14.614640	18.288820	25.14%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2012	11.622345	11.965285	2.95%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2012	11.344386	13.174975	16.14%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2012	10.591647	12.326441	16.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	7.990266	9.066081	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.387468	10.695095	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.287212	10.074741	8.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	8.577705	9.552645	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.959034	10.533240	5.77%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-12:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and Waddell & Reed, Inc. Principal Underwriter – Filed previously with Pre-Effective Amendment No. 1 on September 13, 2002 (File No. 333-88612) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with Pre-Effective Amendment No. 1 on March 15, 2012 (File No. 333-178057) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on March 15, 2012 (File No. 333-178057) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements –
The following Fund Participation Agreement was previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 (333-140608) under Exhibit 26(h), and is hereby incorporated by reference.
(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

The following Fund Participation Agreement was previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 (333-137202) under Exhibit (h), and is hereby incorporated by reference.
(2)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with initial registration statement (File No. 333-178057) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 204 and 203 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Waddell & Reed, Inc.

(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	InvestEd Portfolios
Waddell & Reed Advisors Accumulative Fund	InvestEd Conservative Portfolio
Waddell & Reed Advisors Asset Strategy Fund	InvestEd Balanced Portfolio
Waddell & Reed Advisors Bond Fund	InvestEd Growth Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Government Securities Fund	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors International Growth Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP International Growth Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director

Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on May 14, 2013.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on May 14, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact